Securitization Activities - Activity Related to Securitizations Accounted for as Sales (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Transfers and Servicing [Abstract]
Transferred assets	$ 10,487.3	$ 6,556.2	$ 4,780.9
Proceeds on new securitizations	10,488.6	6,556.2	4,852.8
Cash flows received on retained interests	$ 21.8	$ 26.8	$ 48.3